PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 41.0%
51,571  iShares Core S&P Mid-
Cap ETF
$ 3,191,213
3.0
151,742  iShares Core U.S.
Aggregate Bond ETF
15,060,394
14.1
402,822  Schwab U.S. TIPS
ETF
10,759,376
10.0
179,168  SPDR Portfolio High
Yield Bond ETF
4,271,365
4.0
93,556  Vanguard FTSE
Developed Markets
ETF
4,777,905
4.5
46,586  Vanguard FTSE
Emerging Markets ETF
2,083,792
1.9
37,454  Vanguard Long-Term
Treasury ETF
2,184,317
2.0
32,520  Vanguard Total
International Bond ETF
1,609,740
1.5
Total Exchange-Traded
Funds
(Cost $43,685,386)
43,938,102
41.0
MUTUAL FUNDS : 59.0%
Affiliated Investment Companies : 37.7%
3,137,132  Voya Intermediate
Bond Fund - Class R6
27,606,763
25.7
293,932  Voya Multi-Manager
International Equity
Fund - Class I
3,186,227
3.0
915,817  Voya Short Duration
Bond Fund - Class R6
8,590,368
8.0
98,410  Voya VACS Series
EME Fund
1,043,144
1.0
40,426,502
37.7
Unaffiliated Investment Companies : 21.3%
110,214  Fidelity 500 Index
Fund
22,828,600
21.3
Total Mutual Funds
(Cost $63,471,764)
63,255,102
59.0
Total Long-Term
Investments
(Cost $107,157,150)
107,193,204
100.0
Total Investments in
Securities
(Cost $107,157,150) $ 107,193,204 100.0
Assets in Excess of
Other Liabilities 35,676 0.0
Net Assets $ 107,228,880 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 43,938,102 $ — $ — $ 43,938,102
Mutual Funds 63,255,102 — — 63,255,102
Total Investments, at fair value $ 107,193,204 $ — $ — $ 107,193,204
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 1,449,111 $ 85,758 $ (1,573,381) $ 38,512 $ — $ 11,004 $ (813) $ —
Voya Intermediate Bond Fund -
Class R6
12,403,776 44,231,920 (28,772,960) (255,973) 27,606,763 781,939 310,855 —
Voya Multi-Manager International
Equity Fund - Class I
1,035,716 6,806,141 (4,617,977) (37,653) 3,186,227 — 4,942 —
Voya Short Duration Bond Fund -
Class R6
— 10,772,687 (2,155,991) (26,328) 8,590,368 194,662 (22,282) —
Voya VACS Series EME Fund
502,872 2,280,530 (1,596,796) (143,462) 1,043,144 46,045 53,030 4,458
$ 15,391,475 $ 64,177,036 $ (38,717,105) $ (424,904) $ 40,426,502 $ 1,033,650 $ 345,732 $ 4,458
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 617,455
Gross Unrealized Depreciation (581,401)
Net Unrealized Appreciation $ 36,054